October 29, 2021

WESTWOOD QUALITY SMIDCAP FUND

TICKER SYMBOL: WWSMX

WESTWOOD QUALITY SMALLCAP FUND

TICKER SYMBOL: WWXYX

WESTWOOD ALTERNATIVE INCOME FUND

TICKER SYMBOL: WMNUX

ULTRA CLASS SHARES

Each A Series of Ultimus Managers Trust

Supplement to the Prospectus

dated August 23, 2021, as supplemented on September 1, 2021

This supplement updates certain information in the Prospectus for the Ultra Class Shares of the Westwood Quality SMidCap Fund, Westwood Quality SmallCap Fund, and Westwood Alternative Income Fund (collectively, the “Funds”), each a series of Ultimus Managers Trust, as set forth below. For more information or to obtain a copy of the Funds’ Prospectus or Statement of Additional Information, free of charge, please visit the Funds’ website at www.westwoodfunds.com or call the Funds toll free at 1-877-FUND-WHG (1-877-386-3944).

The following changes are made in the Prospectus.

The following replaces, in its entirety, the table in the sub-section entitled “Fund Codes” of the section entitled “How to Purchase Fund Shares” on page 46 of the Prospectus:

Fund Name	Ticker Symbol	CUSIP
Westwood Quality SMidCap Fund	WWSMX	90386H198
Westwood Quality SmallCap Fund	WWSYX	90386H180
Westwood Alternative Income Fund	WMNUX	90386H172

If you have any questions regarding the Funds, please call 1-877-FUND-WHG (1-877-386-3944).

Investors Should Retain this Supplement for Future Reference.